Document and Entity Information	Sep. 02, 2020
Cover [Abstract]
Entity Registrant Name	CRYOLIFE INC
Amendment Flag	false
Entity Central Index Key	0000784199
Document Type	8-K
Document Period End Date	Sep. 02, 2020
Entity Incorporation State Country Code	FL
Entity File Number	1-13165
Entity Tax Identification Number	59-2417093
Entity Address, Address Line One	1655 Roberts Boulevard
Entity Address, Address Line Two	N.W.
Entity Address, City or Town	Kennesaw
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30144
City Area Code	(770)
Local Phone Number	419-3355
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CRY
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false